Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Related Party Transactions [Abstract]
Related-Party Transactions

10. Related-Party Transactions

During 2012, the Company incurred costs related to its use of a private aircraft owned by an entity controlled by a member of the Company’s board of directors. Fees paid in connection with the use of the aircraft were $0.3 million during the thirty-nine weeks ended September 30, 2012. During the third quarter of 2012, the Company purchased the aircraft for $3.2 million.

Two stockholders, including a member of the Company’s board of directors, are investors in a company that is a supplier of coffee to the Company. During the thirty-nine weeks ended September 30, 2012 and September 29, 2013, purchases from this company were $3.7 million and $5.6 million, respectively. As of December 30, 2012 and September 29, 2013, the accounts receivable amount the Company had recorded from this vendor related to vendor rebates was $0.4 million and not material, respectively. As of December 30, 2012 and September 29, 2013, the Company had recorded accounts payable due to this vendor of $0.7 million and $0.6 million, respectively.

On August 30, 2007, Sprouts Arizona entered into a services agreement (the “Services Agreement”) with an outsourced service provider who is a stockholder of the Company, to perform substantially all of the Company’s bookkeeping services including among other matters, general ledger maintenance, payroll processing, accounts payable processing, accounts receivable processing, and management reporting. The initial term of the Services Agreement was September 1, 2007 through September 1, 2009 with automatic renewal for successive one-year terms unless either party provides six months’ termination notice. During the thirty-nine weeks ended September 30, 2012 and September 29, 2013, fees and other expenses paid to the service provider under the terms of the Services Agreement were $2.2 million and $1.8 million, respectively. The Company has an option to terminate the Services Agreement early for a termination fee of $100,000. If this arrangement were to be terminated, the inability of a third-party service provider to resume these services on a timely basis would impact the Company’s business and operating results.

As of December 30, 2012, $1.0 million of the Senior Subordinated Promissory Notes were held by certain members of senior management of the Company. The Company repaid these amounts as part of full repayment of the Senior Subordinated Promissory Notes on May 31, 2013. See Note 7, “Long-Term Debt” for more information.

19. Related-Party Transactions

Transactions with S&F

Prior to the April 18, 2011, transactions between Henry’s and S&F and its wholly owned subsidiaries commonly occurred in the normal course of business. These transactions included allocation of corporate costs, Henry’s participation in S&F’s centralized cash management system, self-insurance and share-based compensation plans as described further below.

Corporate Allocations

S&F and its wholly owned subsidiaries provided corporate and other services to Henry’s in the normal course of business. The financial statements for 2010 and for 2011 through the April 17, 2011 include charges from S&F to Henry’s for corporate expenses relating to these transactions and services, using the following methodologies:

Direct Costs—costs incurred by S&F and its wholly owned subsidiaries on behalf of Henry’s were charged directly to the Company. Direct costs relate to store lease payments, common area maintenance charges, utilities, store design and construction costs, distribution service charges and other specifically identifiable costs. These specific costs are included within individual line items in the accompanying consolidated statements of operations.

Allocated Corporate Expenses—corporate overhead costs not specifically charged to Henry’s were generally allocated based on Henry’s sales, number of stores, case volume shipped or number of employees in relation to totals for S&F. Allocated corporate costs relate to real estate management, store design and construction, distribution services and general corporate services. Costs amounting to $7.2 million and $2.6 million allocated to Henry’s for the years ended January 2, 2011 and January 1, 2012, respectively, are included in the accompanying consolidated statements of operations. Those costs were previously presented as “allocated corporate costs”, but have been reclassified to costs of sales, buying and occupancy, direct store expenses and selling, general and administrative expenses as appropriate for the character of each cost item.

Management believes the allocation methodology described above is a fair and reasonable reflection of the utilization of the services provided to, or the benefit received by, Henry’s during the periods presented. The allocations may not, however, reflect the expense Henry’s would have incurred as an independent company for the periods presented. Actual costs that may have been incurred if Henry’s had been a stand-alone company would depend on a number of factors, including the chosen organization structure, what functions were outsourced or performed by employees, and strategic decisions made in the areas such as information technology and infrastructure.

Henry’s operated a 241,000 square-foot leased facility primarily dedicated to produce fulfillment which served both Henry’s and S&F. The operations of the facility have been included in the accompanying consolidated financial statements of the Company through April 17, 2011 and costs of the facility have been allocated to Smart & Final Stores based on case volume shipped. On April 18, 2011, S&F kept the operations and assets and liabilities of the warehouse facility and the distribution of these assets and liabilities to S&F is netted with other assets and liabilities contributed to Henry’s and reflected as a contribution by S&F in equity, discussed in Note 2, “Basis of Presentation.”

S&F also operated under a Management Services Agreement with an Apollo affiliate, Apollo Management VI, L.P. whereby the Apollo affiliate provided certain investment banking, management, consulting and financial planning services to S&F. The Management Services Agreement was for a ten-year term starting in 2007 and S&F was obligated to pay the Apollo affiliate an annual fee of $1.5 million, payable on a quarterly basis. The management fees allocated to Henry’s as part of the allocated corporate expenses by S&F were $0.3 million and $0.1 million during 2010 and 2011, respectively.

S&F Centralized Cash Management

Henry’s participated in S&F’s centralized cash management system through the April 17, 2011. The majority of cash received from the Henry’s operations was transferred to S&F’s centralized cash accounts and cash disbursements of Henry’s were funded from the centralized cash accounts on a daily basis as needed. The cash and cash equivalents held by S&F at the corporate level were not allocated to Henry’s for any of the periods presented. Transfers of cash to and from S&F’s cash management system were reflected as S&F equity on the accompanying consolidated statements of stockholders’ equity. No interest was charged or earned on the cash management account. Under this system, Henry’s had no external sources of financing, such as available lines of credit, as may be necessary to operate as a stand-alone entity.

Up to April 17, 2011, all significant intercompany transactions between Henry’s and S&F and its other subsidiaries have been included in the accompanying consolidated financial statements and were considered to be effectively settled for cash at the time the transaction was recorded. The total net effect of the settlement of these intercompany transactions is reflected in the accompanying consolidated statements of cash flows as a financing activity and in the accompanying consolidated balance sheets as stockholders’ equity. After April 17, 2011, all transactions between the Company and S&F were settled in cash.

S&F Share-Based Compensation

S&F granted stock options to employees under the S&F Stock Incentive Plan in which some of the Henry’s employees participated. Accounting guidance requires all share-based payments to be recognized in the statement of operations as compensation expense based on their fair values over the requisite service period of the award, taking into consideration estimated forfeiture rates.

The fair value of the options was estimated on the date of the grant using the Black-Scholes-Merton option-pricing model. S&F recognized the related compensation expense (the estimated fair value of the stock options) over the vesting period using the accelerated recognition method.

Compensation expense allocated to Henry’s for employees participating in the S&F Stock Incentive Plan amounted to $0.2 million and $0.0 million for 2010 and 2011, respectively.

S&F Equity

Prior to April 18, 2011, equity refers to the consolidated net assets of Henry’s which reflects S&F’s consolidated investment in Henry’s. Equity was impacted by capital contributions, cumulative net earnings of Henry’s, certain operational billings and payments/receipts between Henry’s and S&F, centralized cash management by S&F and general corporate and tax allocations from S&F.

A summary of the activity in the “Net transactions with S&F” in the equity account is as follows:

	Year Ended
	January 2, 2011	January 1, 2012
Transactions with related parties	$(179,182)	$(54,057)
Centralized cash management	172,232	40,111
Income taxes	817	1,214

Total	$(6,133)	$(12,732)

A summary of the related party transactions between Henry’s and S&F and its subsidiaries included in the table above is as follows:

	As Of
	January 2, 2011	January 1, 2012
Cost of product shipped to affiliate	$(190,177)	$(62,683)
Distribution costs associated with product shipped to affiliate	(15,304)	(4,266)
Cost of product received from affiliate	8,472	1,893
Distribution costs associated with product received from affiliate	17,827	10,999

Total	$(179,182)	$(54,057)

Pursuant to the Transaction, S&F entered into a Transition Services Agreement (“TSA”), under which S&F received compensation for providing certain post-transaction support services to the Company for a period up to 180 days after the Close Date. These services include warehousing and distribution, information technology support, human resources and payroll support as well as various other administrative support services. Total expenses incurred in connection with the TSA during 2011 amounted to $4.7 million.

Transactions with Other Related Parties

The Company incurred costs related to its use of a private aircraft owned by a member of senior management, which was purchased by the Company during 2012. During 2011 and 2012, fees paid in connection with the use of the aircraft were $0.4 million and $0.6 million, respectively. During 2012, the Company purchased the aircraft for $3.2 million.

Two stockholders are investors in a company that is a supplier of coffee to the Company. During 2011 and 2012, purchases from this company were $3.4 million and $5.6 million, respectively. As of December 30, 2012, the Company had recorded $0.4 million of accounts receivable due from this vendor related to vendor rebates. As of January 1, 2012 and December 30, 2012, the Company had recorded accounts payable due to this vendor of $0.4 million and $0.7 million, respectively.

On August 30, 2007, Sprouts Arizona entered into a services agreement with an outsourced service provider who is a stockholder of the Company, to perform substantially all of the Company’s bookkeeping services including among other matters, general ledger maintenance, payroll processing, accounts payable processing, accounts receivable processing, and management reporting. The initial term of the services agreement was September 1, 2007 through September 1, 2009 with automatic renewal for successive one-year terms unless either party provides six months’ termination notice. During 2010, 2011 and 2012, fees and other expenses paid to the service under the terms of the Services Agreement were $2.2 million, $2.2 million and $2.7 million, respectively. The Company has an option to terminate the agreement early for a termination fee of $100,000. If this arrangement were to be terminated, the inability of a third-party service provider to resume these services on a timely basis would impact the Company’s business and operating results.

As of December 30, 2012, $1.0 million of the Senior Subordinated Promissory Notes were held by certain members of senior management of the Company.